Property and Equipment (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Changes in the Value of Property and Equipment
The following table includes both property and equipment and right-of-use
assets:

(in thousands)	Computer Hardware $	Furniture & Equipment $	Computer Software $	Building $	Automobile $	Leasehold Improvements $	Lab Equipment $	WIP - Leasehold Improvements $	Total $
Cost:
Balance, April 30, 2020	54	36	50	2,384	50	351	3,098	—	6,023
Additions	42	—	—	582	45	2	2,001	—	2,672
Disposals	—	—	—	—	—	—	(18)	—	(18)
Lease modification	—	—	—	(188)	—	—	—	—	(188)
Foreign exchange	—	—	(1)	(48)	(1)	—	(33)	—	(83)
Balance, April 30, 2021	96	36	49	2,730	94	353	5,048	—	8,406
Additions	39	3	—	311	1	—	991	138	1,483
Acquisition of BioStrand	24	—	—	—	—	—	—	—	24
Disposals	(21)	(5)	—	—	—	—	—	—	(26)
Lease modification	—	—	—	(22)	—	—	—	—	(22)
Subsidy reimbursement	—	—	—	—	—	—	(106)	—	(106)
Asset impairment	—	—		(363)	—	—	—	—	(363)
Foreign exchange	(2)	1	(2)	(139)	(8)	—	(261)	—	(411)

Balance, April 30, 2022	136	35	47	2,517	87	353	5,672	138	8,985

Accumulated Depreciation:
Balance, April 30, 2020	37	18	35	700	7	226	1,922	—	2,945
Depreciation	24	10	8	711	21	70	800	—	1,644
Disposals	—	—	—	—	—	—	(18)	—	(18)
Lease modification	—	—	—	(42)	—	—	—	—	(42)
Foreign exchange	—	—	(1)	(35)	(1)	—	(110)	—	(147)

Balance, April 30, 2021	61	28	42	1,334	27	296	2,594	—	4,382
Depreciation	31	6	7	698	23	51	940	—	1,756
Disposals	(21)	(5)	—	—	—	—	—	—	(26)
Asset Impairment	—	—	—	(196)	—	—	—	—	(196)
Foreign exchange	(1)	—	(2)	(100)	(4)	1	(163)	—	(269)

Balance, April 30, 2022	70	29	47	1,736	46	348	3,371	—	5,647

Net Book Value:
April 30, 2021	35	8	7	1,396	67	57	2,454	—	4,024
April 30, 2022	66	6	—	781	41	5	2,301	138	3,338